Stock Based Compensation (Changes and Status of 2011 Restricted Stock Nonvested Shares) (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 02, 2011	Jan. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Fair value
Granted, weighted average grant date fair value (dollars per share)				$ 0
Key Management 2011 Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)			0
Issued (shares)			25,355
Vested (shares)			(13,559)	0	0
Forfeited (shares)			(775)
Ending Balance (shares)			11,021	0
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)			$ 0.00
Granted, weighted average grant date fair value (dollars per share)	$ 69.37	$ 63.96	$ 68.68
Vested, weighted average grant date fair value (dollars per share)			$ 68.62
Forfeited, weighted average grant date fair value (dollars per share)			$ 69.37
Ending Balance, weighted average grant date fair value (dollars per share)			$ 68.72	$ 0.00